HARRIS ASSOCIATES FOCUSED VALUE FUND
                                  (the "Fund")

         Supplement dated July 1, 2006 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated May 1, 2006, as may be revised and supplemented from time to time

Effective July 1, 2006, IXIS Asset Management Advisors, L.P. has reduced its advisory fee from 1.00% of the first $1 billion of the Fund's average daily net assets and 0.95% of such assets in excess of $1 billion to 0.90% of the Fund's average daily net assets. Accordingly, the Annual Fund Operating Expenses table on page 31 and the Example table on page 33 of the Prospectus are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------------------------------------------------------------
                                          Harris Associates Focused Value
                                                      Fund(2)
----------------------------------------------------------------------------
                                        Class A    Class B     Class C
----------------------------------------------------------------------------
Management fees                           0.90%     0.90%       0.90%
----------------------------------------------------------------------------
Distribution and/or
service (12b-1) fees                      0.25%     1.00%*      1.00%*
----------------------------------------------------------------------------
Other expenses++                          0.34%     0.34%       0.34%
----------------------------------------------------------------------------
Total annual fund
operating expenses                        1.49%     2.24%       2.24%
----------------------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
++ Other expenses have been restated to reflect current fees and expenses, including changes to the management fee for the Harris Associates Focused Value Fund effective July 1, 2006.
2 IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares respectively. This undertaking is in effect through April 30, 2007, and is reevaluated on an annual basis.

Example

-------------------------------------------------------------------------------
                                  Harris Associates Focused Value Fund+
-------------------------------------------------------------------------------
                             Class A         Class B              Class C
-------------------------------------------------------------------------------
                                           (1)       (2)        (1)       (2)
-------------------------------------------------------------------------------
1 year                          $718       $727      $227       $327      $227
-------------------------------------------------------------------------------
3 years                       $1,019     $1,000      $700       $700      $700
-------------------------------------------------------------------------------
5 years                       $1,341     $1,400    $1,200     $1,200    $1,200
-------------------------------------------------------------------------------
10 years**                    $2,252     $2,386    $2,386     $2,575    $2,575
-------------------------------------------------------------------------------

+    Reflects current fees and expenses.
(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on Total Annual Fund Operating Expenses for all periods.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

                                                              SP306-0706 (46725)

                    HARRIS ASSOCIATES FOCUSED VALUE FUND
                                (the "Fund")

       Supplement dated June 30, 2006 to the IXIS Advisor Equity Funds
          Statement of Additional Information-Part I, dated May 1,
         2006, as may be revised and supplemented from time to time

Effective July 1, 2006, IXIS Asset Management Advisors, L.P. has reduced its advisory fee from 1.00% of the first $1 billion of the Fund's average daily net assets and 0.95% of such assets in excess of $1 billion to 0.90% of the Fund's average daily net assets. Accordingly, the table in the sub-section "Advisory Fees" within the section "Fund Charges and Expenses" is revised as follows with regard to the Harris Associates Focused Value Fund:

                                     Date of          Advisory fee payable by Fund to IXIS Advisors
Fund                                Agreement        (as a % of average daily net assets of the Fund)
-----------------------------------------------------------------------------------------------------
Harris Associates Focused           3/15/01                              0.90%
Value Fund                         as amended
                                   07/01/06(4)

(4) Prior to July 1, 2006, the advisory fee rate payable to IXIS Advisors was 1.00% of the first $1 billion of the Fund's average daily net assets and 0.95% of such assets in excess of $1 billion.

Effective July 1, 2006, Harris Associates L.P. has reduced its subadvisory fee from 0.60% of the first $1 billion of the Fund's average daily net assets and 0.55% of such assets in excess of $1 billion to 0.54% of the Fund's average daily net assets. Accordingly, the table in the sub-section "Subadvisory Fees" within the section "Fund Charges and Expenses" is revised as follows with regard to the Harris Associates Focused Value Fund:

                                                   Date of
                                                 Subadvisory                  Subadvisory fee payable to Subadviser
Fund                       Subadviser             Agreement             (as a % of average daily net assets of the Fund)
-------------------------------------------------------------------------------------------------------------------------
Harris Associates          Harris                  03/15/01                                0.54%
Focused Value Fund         Associates             as amended
                                                  07/01/06(5)

(5) Prior to July 1, 2006, the subadvisory fee rate payable to Harris Associates L.P. was 0.60% of the first $1 billion of the Fund's average daily net assets and 0.55% of such assets in excess of $1 billion.

                                                                      SP307-0606

                      Supplement dated June 30, 2006 to the
      Statement of Additional Information - Part II for IXIS Advisor Funds
         Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II
  dated February 1, 2006, as may be revised and supplemented from time to time

     Effective May 19, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

-------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth     Position(s) Held  Term of Office and  Principal Occupation(s) During Past 5 Years
                           with the Trust    Length of Time
                                             Served
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Russell L. Kane            Chief Compliance  Chief Compliance    Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                      Officer;      Officer, since May  President, Associate General Counsel, Assistant
                               Assistant     2006; Assistant     Secretary and Assistant Clerk, IXIS Asset Management
                               Secretary     Secretary since     Distributors, L.P. and IXIS Asset Management Advisors,
                                             June 2004           L.P.; Vice President, Associate General Counsel,
                                                                 Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                 Management Distribution Corporation; formerly, Senior
                                                                 Counsel, Columbia Management Group.
-------------------------------------------------------------------------------------------------------------------------

     Effective July 1, 2006, Edward A. Benjamin becomes Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)     Trustee since 2003 for IXIS   Retired                                    38
                                 Advisor Funds Trust I, IXIS
                                   Advisor Funds Trust II,                                    Director, Precision Optics
                                   IXIS Advisor Funds Trust                                      Corporation (optics
                                  III and IXIS Advisor Funds                                        manufacturer)
                                           Trust IV

                                   Chairman of the Contract
                                    Review and Governance
                                          Committee
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)        Trustee since 1993 for IXIS   Retired                                 38
                                    Advisor Funds Trust I;
                                 since 1975 for IXIS Advisor                                          None
                                  Funds Trust II; since 1995
                                    for IXIS Advisor Funds
                                  Trust III; and since 2000
                                    for IXIS Advisor Funds
                                           Trust IV

                                     Contract Review and
                                 Governance Committee Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
-------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

         Audit Committee                       Contract Review and Governance Committee
         Daniel M. Cain - Chairman             Edward A. Benjamin- Chairman
         John A. Shane                         Graham T. Allison, Jr.
         Cynthia L. Walker                     Charles D. Baker
                                               Paul G. Chenault
                                               Kenneth J. Cowan
                                               Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                      SP308-0606

              Supplement dated June 30, 2006 to the Statement of
 Additional Information - Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV
    dated May 1, 2006, as may be revised and supplemented from time to time

Effective June 30, 2006, paragraph three of the section "Portfolio Holdings Information" is amended and restated as follows:

     With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Supplement, the only entities that receive information pursuant to this exception are Evare LLC (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Hansberger International Fund and the Hansberger subadvised disciplines of the IXIS Moderate Diversified Portfolio and the IXIS Equity Diversified Portfolio, Advent Software, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Dreman-subadvised disciplines of the IXIS Moderate Diversified Portfolio and IXIS Equity Diversified Portfolio and GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds' semiannual financial statements, quarterly Form N-Q filing and other related items. The Funds' Board of Trustees exercises oversight of the disclosure of the Funds' portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Funds' policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Effective July 1, 2006, Edward A. Benjamin becomes Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and
Cowan:

-------------------------------------------------------------------------------------------------------------------------
                              Position(s) Held with the                                    Number of Portfolios in Fund
                              Trusts Length of Time Served    Principal Occupation(s)      Complex Overseen***
Name and Date of Birth        and Term of Office*             During Past 5 Years**        and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)   Trustee since 2003 for IXIS    Retired                                    38
                               Advisor Funds Trust I, IXIS
                               Advisor Funds Trust II, IXIS                                  Director, Precision Optics
                               Advisor Funds Trust III and                                      Corporation (optics
                               IXIS Advisor Funds Trust IV                                         manufacturer)

                                 Chairman of the Contract
                                  Review and Governance
                                        Committee
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                              Position(s) Held with the                                    Number of Portfolios in Fund
                              Trusts Length of Time Served    Principal Occupation(s)      Complex Overseen***
Name and Date of Birth        and Term of Office*             During Past 5 Years**        and Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)      Trustee since 1993 for IXIS    Retired                                    38
                               Advisor Funds Trust I; since
                               1975 for IXIS Advisor Funds                                              None
                              Trust II; since 1995 for IXIS
                               Advisor Funds Trust III; and
                               since 2000 for IXIS Advisor
                                      Funds Trust IV

                                   Contract Review and
                               Governance Committee Member

                              (formerly, Co-Chairman of the
                            Board, August 2004 - November 2005)
-------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

         Audit Committee                               Contract Review and Governance Committee
         Daniel M. Cain - Chairman                     Edward A. Benjamin- Chairman
         John A. Shane                                 Graham T. Allison, Jr.
         Cynthia L. Walker                             Charles D. Baker
                                                       Paul G. Chenault
                                                       Kenneth J. Cowan
                                                       Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                      SP309-0606